Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Classes of current inventories [abstract]
Raw materials and supplies	$ 107,517	$ 102,158
Work in progress	128,953	124,330
Finished goods	2,824	1,383
Inventory reserves	(12,743)	(7,817)
Total Balance	$ 226,551	$ 220,054